Consolidated Statement of Equity - USD ($) $ in Millions	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Total
Balance at the Beginning of the Period at Dec. 31, 2016	$ 18,246	$ 53,935	$ 152,759	$ (159,050)	$ (29,398)	$ 146	$ 18,392
Equity
Cumulative effect of change in accounting principle | Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory	102		102				102
Net income plus other comprehensive income/(loss)
Net income	5,753		5,753				5,753
Other comprehensive income/(loss)	2,806				2,806		2,806
Total comprehensive income/(loss)	8,559						8,559
Cash dividends paid - common stock ($6.43, $6.21 and $5.90 per share for 2019, 2018 and 2017, respectively)	(5,506)		(5,506)				(5,506)
Common stock issued under employee plans (Shares - 4,569,917, 3,998,245 and 4,311,998 for 2019, 2018 and 2017, respectively)	631	631					631
Purchases (Shares - 2,000,704, 1,173,416 and 1,226,080) and sales (Shares - 2,041,347, 424,589 and 463,083) of treasury stock under employee plans - net, for 2019, 2018 and 2017, respectively	(116)		18	(134)			(116)
Other treasury shares purchased, not retired (Shares - 9,979,516, 32,949,233 and 27,237,179 for 2019, 2018 and 2017, respectively)	(4,323)			(4,323)			(4,323)
Changes in other equity	0		0				0
Changes in noncontrolling interests						(15)	(15)
Balance at the End of the Period at Dec. 31, 2017	17,594	54,566	153,126	(163,507)	(26,592)	131	17,725
Equity
Cumulative effect of change in accounting principle | Accounting Standards Update 2014-09, Revenue from Contracts with Customers	580		580				580
Cumulative effect of change in accounting principle | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)			2,422		(2,422)
Net income plus other comprehensive income/(loss)
Net income	8,728		8,728				8,728
Other comprehensive income/(loss)	(476)				(476)		(476)
Total comprehensive income/(loss)	8,252						8,252
Cash dividends paid - common stock ($6.43, $6.21 and $5.90 per share for 2019, 2018 and 2017, respectively)	(5,666)		(5,666)				(5,666)
Common stock issued under employee plans (Shares - 4,569,917, 3,998,245 and 4,311,998 for 2019, 2018 and 2017, respectively)	585	585					585
Purchases (Shares - 2,000,704, 1,173,416 and 1,226,080) and sales (Shares - 2,041,347, 424,589 and 463,083) of treasury stock under employee plans - net, for 2019, 2018 and 2017, respectively	(103)		15	(117)			(103)
Other treasury shares purchased, not retired (Shares - 9,979,516, 32,949,233 and 27,237,179 for 2019, 2018 and 2017, respectively)	(4,447)			(4,447)			(4,447)
Changes in other equity	0	0	0				0
Changes in noncontrolling interests						3	3
Balance at the End of the Period at Dec. 31, 2018	16,796	55,151	159,206	(168,071)	(29,490)	134	16,929
Net income plus other comprehensive income/(loss)
Net income	9,431		9,431				9,431
Other comprehensive income/(loss)	893				893		893
Total comprehensive income/(loss)	10,324						10,324
Cash dividends paid - common stock ($6.43, $6.21 and $5.90 per share for 2019, 2018 and 2017, respectively)	(5,707)		(5,707)				(5,707)
Common stock issued under employee plans (Shares - 4,569,917, 3,998,245 and 4,311,998 for 2019, 2018 and 2017, respectively)	745	745					745
Purchases (Shares - 2,000,704, 1,173,416 and 1,226,080) and sales (Shares - 2,041,347, 424,589 and 463,083) of treasury stock under employee plans - net, for 2019, 2018 and 2017, respectively	19		30	(11)			19
Other treasury shares purchased, not retired (Shares - 9,979,516, 32,949,233 and 27,237,179 for 2019, 2018 and 2017, respectively)	(1,331)			(1,331)			(1,331)
Changes in other equity	(5)		(5)				(5)
Changes in noncontrolling interests						10	10
Balance at the End of the Period at Dec. 31, 2019	$ 20,841	$ 55,895	$ 162,954	$ (169,413)	$ (28,597)	$ 144	$ 20,985